Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total	Net	Rolling 4 Quarter
Fiscal	Table Total	Actually Paid	Table Total	Actually Paid	Shareholder	Shareholder	Income	Revenue
Year	for PEO	to PEO	for non-PEO NEOs	to non-PEO NEOs	Return	Return	($M)	($M)
(a)[1]	(b)[2]	(c)[3]	(d)[4]	(e)[3]	(f)[5]	(g)[6]	(h)[7]	(i)[8]
2023	$1	$92,123,653	$1,296,195	$5,435,046	$877.95	$168.27	$640	$7,124
2022	$1	$3,672,048	$1,227,705	$1,076,822	$142.13	$122.62	$285	$5,196
2021	$18,098,671	$20,489,151	$738,978	$714,065	$123.92	$150.35	$112	$3,557

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Mr. Liang was our principal executive officer (“PEO”) for the full year for each of the Covered Years. For each of FY2023 and FY2022, our non-PEO PVP NEOs (“Non-PEO NEOs”) were Messrs. Weigand, Clegg and Kao. For FY2021, our Non-PEO NEOs were Messrs. Weigand, Clegg, Kao, Alex Hsu and Kevin Bauer (Mr. Hsu served as Senior Vice President, Chief Operating Officer until March 2021, when he transitioned to the role of Senior Chief Executive, Strategic Business, and Mr. Bauer resigned as our Chief Financial Officer in January 2021).
Peer Group Issuers, Footnote	The peer group used to calculate Peer Group TSR in the PVP Table is the Nasdaq Computer Index. TSR is based on the value of an initial fixed investment of $100 immediately prior to the start of FY2021, including the re-investment of any dividends.
PEO Total Compensation Amount	$ 1	$ 1	$ 18,098,671
PEO Actually Paid Compensation Amount	$ 92,123,653	3,672,048	20,489,151
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported, without adjustment, for Mr. Liang for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. See “Executive Compensation – Fiscal Year 2023 Summary Compensation Table.”The dollar amounts reported in column (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. The following table details how Compensation Actually Paid was determined:

	FY2023		FY2022		FY2021
	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)
Summary Compensation Table ("SCT") Total	$1	$1,296,195	$1	$1,227,705	$18,098,671	$738,978
Pension Benefits Changes	$0	$0	$0	$0	$0	$0
- Grant Date Fair Value of Stock Awards from SCT	($0)	($558,490)	($0)	($179,019)	($0)	($144,471)
- Grant Date Fair Value of Option Awards from SCT	($0)	($89,938)	($0)	($390,902)	($11,616,000)	($236,357)
+ Covered Year-End Fair Value of Equity Awards Granted in the Covered Year and Unvested as of Covered Year End	$0	$1,619,698	$0	$350,690	$13,996,642	$154,836
+/- Change in Fair Value of Covered Year-End Outstanding and Unvested Awards Granted in Prior Covered Years	$78,971,740	$2,496,442	$3,672,047	$28,175	$0	$73,604
+/- Change in Fair Value of Awards Granted in Prior Covered Years and Vested in Covered Year	$13,151,912	$455,744	$0	$40,173	$9,839	$99,189
+ Vesting Date Fair Value of Awards Granted in Covered Year and Vested in Covered Year	$0	$215,395	$0	$0	$0	$28,287
- Prior Covered Year-End Fair Value of Awards Forfeited During Covered Year	$0	$0	$0	$0	$0	$0
+ Value of Dividend Equivalents Not Already Included in Covered Year CAP	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$92,123,653	$5,435,046	$3,672,048	$1,076,822	$20,489,151	$714,065

Non-PEO NEO Average Total Compensation Amount	$ 1,296,195	1,227,705	738,978
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,435,046	1,076,822	714,065
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. The following table details how Compensation Actually Paid was determined:

	FY2023		FY2022		FY2021
	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)
Summary Compensation Table ("SCT") Total	$1	$1,296,195	$1	$1,227,705	$18,098,671	$738,978
Pension Benefits Changes	$0	$0	$0	$0	$0	$0
- Grant Date Fair Value of Stock Awards from SCT	($0)	($558,490)	($0)	($179,019)	($0)	($144,471)
- Grant Date Fair Value of Option Awards from SCT	($0)	($89,938)	($0)	($390,902)	($11,616,000)	($236,357)
+ Covered Year-End Fair Value of Equity Awards Granted in the Covered Year and Unvested as of Covered Year End	$0	$1,619,698	$0	$350,690	$13,996,642	$154,836
+/- Change in Fair Value of Covered Year-End Outstanding and Unvested Awards Granted in Prior Covered Years	$78,971,740	$2,496,442	$3,672,047	$28,175	$0	$73,604
+/- Change in Fair Value of Awards Granted in Prior Covered Years and Vested in Covered Year	$13,151,912	$455,744	$0	$40,173	$9,839	$99,189
+ Vesting Date Fair Value of Awards Granted in Covered Year and Vested in Covered Year	$0	$215,395	$0	$0	$0	$28,287
- Prior Covered Year-End Fair Value of Awards Forfeited During Covered Year	$0	$0	$0	$0	$0	$0
+ Value of Dividend Equivalents Not Already Included in Covered Year CAP	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$92,123,653	$5,435,046	$3,672,048	$1,076,822	$20,489,151	$714,065
	The dollar amounts reported in column (d) are the average amounts of total compensation reported, without adjustment, for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. See “Executive Compensation – Fiscal Year 2023 Summary Compensation Table” and our Summary Compensation Tables for FY2022 and FY2021, respectively.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Revenue
Stock Price
Slow Moving & Excess and Obsolete Inventory(1)

Total Shareholder Return Amount	$ 877.95	142.13	123.92
Peer Group Total Shareholder Return Amount	168.27	122.62	150.35
Net Income (Loss)	$ 640,000,000	$ 285,000,000	$ 112,000,000
Company Selected Measure Amount	7,124,000,000	5,196,000,000	3,557,000,000
PEO Name	Mr. Liang
Additional 402(v) Disclosure	Our TSR for each Covered Year is determined based on the value of an initial fixed investment of $100 immediately prior to the start of FY2021, including the reinvestment of any dividends. We have not paid any dividends since the start of FY2021. These net income results were calculated in accordance with U.S. GAAP.For purposes of this PVP Table, our Revenue results represent our total revenue for the prior four fiscal quarter during each fiscal year and were calculated substantially as described above in our Compensation Discussion and Analysis, including how such measure is calculated from our audited financial statements. See “Executive Compensation - Compensation Discussion and Analysis (“CD&A”) – Fiscal Year 2023 CEO Compensation – Discussion and Analysis of 2021 CEO Performance Award” for more information on the calculations.As discussed above in “Executive Compensation - Compensation Discussion and Analysis (“CD&A”) – FY2023 Performance Program for Other Named Executive Officers – Performance Incentive Award,” the performance measure for this metric was determined to be zero in connection with determining compensation. Inventory reserve charges between FY2022 and FY2023 was utilized as a proxy for this metric.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Slow Moving & Excess and Obsolete Inventory(1)
PEO | Pension Benefits Changes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Grant Date Fair Value of Stock Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Grant Date Fair Value of Option Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	11,616,000
PEO | Covered Year-End Fair Value of Equity Awards Granted in the Covered Year and Unvested as of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	13,996,642
PEO | Change in Fair Value of Covered Year-End Outstanding and Unvested Awards Granted in Prior Covered Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,971,740	3,672,047	0
PEO | Change in Fair Value of Awards Granted in Prior Covered Years and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,151,912	0	9,839
PEO | Vesting Date Fair Value of Awards Granted in Covered Year and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Covered Year-End Fair Value of Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value of Dividend Equivalents Not Already Included in Covered Year CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Benefits Changes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	558,490	179,019	144,471
Non-PEO NEO | Grant Date Fair Value of Option Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,938	390,902	236,357
Non-PEO NEO | Covered Year-End Fair Value of Equity Awards Granted in the Covered Year and Unvested as of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,619,698	350,690	154,836
Non-PEO NEO | Change in Fair Value of Covered Year-End Outstanding and Unvested Awards Granted in Prior Covered Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,496,442	28,175	73,604
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Covered Years and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	455,744	40,173	99,189
Non-PEO NEO | Vesting Date Fair Value of Awards Granted in Covered Year and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,395	0	28,287
Non-PEO NEO | Prior Covered Year-End Fair Value of Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Dividend Equivalents Not Already Included in Covered Year CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0